Shareholder Report, Holdings (Details)_8	Jun. 30, 2024
Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Shares | Safran S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | HDFC Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Institutional Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Institutional Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | India
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Shares | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Investor Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Investor Shares | Safran S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | HDFC Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Investor Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Investor Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Investor Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | France
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | India
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%